BUSINESS (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
BUSINESS
Cash and cash equivalents	$ 9,873		$ 6,942	$ 12,889
Accumulated deficit	(490,394)		(407,841)	(259,054)
Net current liabilities			141,200
Debt financing coming due in 2021			116,200
Net loss	(82,553)	$ (17,471)	(156,124)	(59,414)
Cash flows from operating activities	$ 1,827	$ 10,670	$ 33,671	$ 29,678